Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

21.Trade and other payables

Trade and other payables comprise trade payables of €16,731 (2021: €17,085). Other payables mainly comprise payroll and employee related liabilities for withholding taxes and social security contributions of €2,203 (2021: €1,294) and payables due to employees for unused holidays and other accruals. Other payables are normally settled within 30 days.